Investments Accounted for Using the Equity Method - Additional Information (Detail) shares in Thousands, $ in Thousands, $ in Thousands					1 Months Ended			3 Months Ended	12 Months Ended
	Oct. 31, 2023	Sep. 30, 2023	Mar. 31, 2023	Nov. 30, 2022 TWD ($)	Jun. 30, 2023 TWD ($) shares	Jun. 30, 2023 USD ($) shares	Jan. 31, 2023 TWD ($)	Jun. 30, 2023	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of Investments Accounted for Using Equity Method [line Items]
Investments accounted for using the equity method									$ 19,610,611		$ 14,679,346	$ 640,451	$ 16,996,600
Impairment loss on investments accounted for using the equity method									$ 0	$ 0	$ 61,206
Deca Technologies Inc [member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Proportion of ownership interest in associate								17.84%	17.84%	17.84%	17.85%
CHIPLETZ [Member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Proportion of ownership interest in associate									19.43%	19.43%	20.82%
Percentage of Ownership (%)	19.43%	19.43%
Discount rate used in current estimate of value in use											22.20%
Impairment loss on investments accounted for using the equity method											$ 61,206
MACHVISION Inc [Member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Proportion of ownership interest in associate									23.08%	23.08%	0.00%
Goodcare Holdings Inc [Member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Proportion of ownership interest in associate			49.00%						49.00%	49.00%	0.00%
QUESTYLE [Member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Proportion of ownership interest in associate									6.67%	6.67%	6.67%
Percentage of Ownership (%)				6.67%
Private Placement [Member] | MACHVISION Inc [Member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Consideration paid in cash for shares					$ 2,167,007	$ 70,771
Proportion of ownership interest in associate					23.08%	23.08%
Shares subscribed | shares					13,418	13,418
Lock in period					3 years	3 years
USISH [Member] | QUESTYLE [Member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Investments accounted for using the equity method				$ 20,000
MUtek Electronics Co., Ltd. [Member] | Shares Transfer Agreement with Cancon Information Industry Co., [Member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Proceeds from sales of investments accounted for using equity method							$ 110,880
Percentage of ownership interest sold							49.00%